WARRANTY LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Guarantees and Product Warranties [Abstract]
SCHEDULE OF WARRANTY LIABILITIES

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Balance at beginning of the year/period	22	22	17
Additional accrual	29	-	-
Utilized	(29)	-	-
Balance at end of the year/period	22	22	17